Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Goodwill and other intangible assets

(in millions)	June 30, 2011	December 31, 2010
Goodwill	$48,882	$48,854
Mortgage servicing rights	12,243	13,649
Other intangible assets:
Purchased credit card relationships	$744	$897
Other credit card-related intangibles	558	593
Core deposit intangibles	734	879
Other intangibles	1,643	1,670
Total other intangible assets	$3,679	$4,039

Goodwill attributed to the business segments

(in millions)	June 30, 2011	December 31, 2010
Investment Bank	$5,250	$5,278
Retail Financial Services	16,490	16,496
Card Services & Auto	14,581	14,522
Commercial Banking	2,864	2,866
Treasury & Securities Services	1,670	1,680
Asset Management	7,650	7,635
Corporate/Private Equity	377	377
Total goodwill	$48,882	$48,854

Changes in the carrying amount of goodwill

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Balance at beginning of period(a)	$48,856	$48,359	$48,854	$48,357
Changes during the period from:
Business combinations	11	10	6	19
Dispositions	—	—	—	(19)
Other(b)	15	(49)	22	(37)
Balance at June 30(a)	$48,882	$48,320	$48,882	$48,320

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.

Mortgage servicing rights activity

	Three months ended June 30,		Six months ended June 30,
(in millions, except where otherwise noted)	2011	2010	2011	2010
Fair value at beginning of period	$13,093	$15,531	$13,649	$15,531
MSR activity
Originations of MSRs	562	533	1,319	1,222
Purchase of MSRs	29	—	30	14
Disposition of MSRs	—	(5)	—	(5)
Total net additions	591	528	1,349	1,231
Change in valuation due to inputs and assumptions(a)	(960)	(3,584)	(1,711)	(3,680)
Other changes in fair value(b)	(481)	(622)	(1,044)	(1,229)
Total change in fair value of MSRs(c)	(1,441)	(4,206)	(2,755)	(4,909)
Fair value at June 30(d)	$12,243	$11,853	$12,243	$11,853
Change in unrealized gains/(losses) included in income related to MSRs held at June 30	$(960)	$(3,584)	$(1,711)	$(3,680)
Contractual service fees, late fees and other ancillary fees included in income	$983	$1,148	$2,008	$2,280
Third-party mortgage loans serviced at June 30 (in billions)	$949	$1,064	$949	$1,064
Servicer advances, net at June 30 (in billions)(e)	$10.9	$9.3	$10.9	$9.3

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(c)
Includes changes related to commercial real estate of $(2) million and $(2) million for the three months ended June 30, 2011 and 2010, respectively, and $(4) million and $(4) million for the six months ended June 30, 2011 and 2010, respectively.

(d)	Includes $36 million and $37 million related to commercial real estate at June 30, 2011 and 2010, respectively.

(e)
Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.

RFS mortgage fees and related income

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
RFS mortgage fees and related income
Net production revenue:
Production revenue	$767	$676	$1,446	$1,109
Repurchase losses	(223)	(667)	(643)	(1,099)
Net production revenue	544	9	803	10
Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	1,011	1,186	2,063	2,293
Other changes in MSR asset fair value(a)	(478)	(620)	(1,041)	(1,225)
Total operating revenue	533	566	1,022	1,068
Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(960)	(3,584)	(1,711)	(3,680)
Derivative valuation adjustments and other	983	3,895	497	4,143
Total risk management	23	311	(1,214)	463
Total RFS net mortgage servicing revenue	556	877	(192)	1,531
All other	3	2	5	5
Mortgage fees and related income	$1,103	$888	$616	$1,546

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the MSR valuation model.

Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs)

(in millions, except rates)	June 30, 2011	December 31, 2010
Weighted-average prepayment speed assumption (“CPR”)	10.63%	11.29%
Impact on fair value of 10% adverse change	$(775)	$(809)
Impact on fair value of 20% adverse change	(1,500)	(1,568)
Weighted-average option adjusted spread	3.85%	3.94%
Impact on fair value of 100 basis points adverse change	$(587)	$(578)
Impact on fair value of 200 basis points adverse change	(1,125)	(1,109)
CPR: Constant prepayment rate.

Intangible assets components of credit card relationships, core deposits and other intangible assets

	June 30, 2011			December 31, 2010
	Gross amount(a)	Accumulated amortization(a)	Net carrying value	Gross amount	Accumulated amortization	Net carrying value
(in millions)
Purchased credit card relationships	$3,830	$3,086	$744	$5,789	$4,892	$897
Other credit card-related intangibles	861	303	558	907	314	593
Core deposit intangibles	4,132	3,398	734	4,280	3,401	879
Other intangibles	2,498	855	1,643	2,515	845	1,670

(a)	The decrease in the gross amount and accumulated amortization from December 31, 2010, was due to the removal of fully amortized assets.

Amortization expense related to credit card relationships, core deposits and other intangible assets

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Purchased credit card relationships	$77	$97	$157	$194
All other intangibles:
Other credit card-related intangibles	27	26	53	52
Core deposit intangibles	72	83	144	166
Other intangibles	36	29	75	66
Total amortization expense	$212	$235	$429	$478

Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets

For the year: (in millions)	Purchased credit card relationships	Other credit card-related intangibles	Core deposit intangibles	Other intangibles	Total
2011(a)	$294	$107	$284	$143	$828
2012	254	110	240	137	741
2013	213	107	195	130	645
2014	110	105	100	114	429
2015	24	98	25	96	243

(a)
Includes $157 million, $53 million, $144 million, and $75 million of amortization expense related to purchased credit card relationships, other credit card-related intangibles, core deposit intangibles and other intangibles, respectively, recognized during the six months ended June 30, 2011.